Earnings per share	12 Months Ended
Feb. 28, 2021
Earnings Per Share [Abstract]
Earnings per share
27	Earnings per share

The basic earnings per share is calculated as the Group’s profit for the year attributable to equity holders of the Group divided by the weighted average number of ordinary shares of the Group in issue during the year.

The Group had no potentially dilutive ordinary shares in issue during the year.  The warrants are antidilutive.

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Profit/(Loss) for the year attributable to equity holders of the Group	45,260,215	13,580,791	(2,038,075)

	No. of shares	No. of shares	No. of shares
Weighted average number of ordinary shares in issue during the year	60,956,752	3,333,433	100

	US$	US$	US$
Basic and diluted earnings per share	0.74	4.07	(20,381.00)